Cash Flow Information - Schedule of Net Changes In Working Capital Items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Changes In Working Capital Items [Abstract]
Receivables and prepaid expenses	$ (8,456,532)	$ (1,128,861)
Accounts payables and accrued liabilities	8,575,526	(144,665)
Net changes in working capital	$ 118,994	$ (1,273,526)